Convertible Notes and Interest Notes: (Details Text) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Dec. 31, 2015	Jun. 30, 2014	Jun. 30, 2016
Convertible Notes and Interest Notes: [Abstract]
Summary second quarter 2014 debt restructuring		During the second quarter of 2014, we extended the maturity date of approximately $25.3 million convertible notes from June 29, 2014 to December 31, 2015 and issued approximately $12.0 million of additional convertible notes also maturing December 31, 2015, net of costs of approximately $1.3 million. Approximately $27.2 million of the notes were issued to affiliated funds and considered to be related party transactions.
Summary fourth quarter 2015 debt restructuring	During the fourth quarter of 2015, we issued approximately $13.4 million of new convertible notes (the "New Notes") due December 31, 2018 and modified, amended and extended the maturity date of approximately $43.7 million of outstanding convertible notes, interest notes and accrued interest (the "Modified Notes") from December 31, 2015 to December 31, 2018, together with the New Notes, (the "2018 Notes"). The New Notes are comprised of approximately $12.3 million with an original issue discount of 2.5% of the principal amount and approximately $1.1 million representing 2.5% of the extended principal and interest amount due to the note holders as a restructuring fee.The total cost of the new issuance and restructuring of the 2018 Notes was approximately $2.4 million, which includes approximately $1.4 million of extension and issuance fees that were expensed and approximately $1.0 million associated with legal and associated transactional fees that were capitalized. Approximately $30.7 million of the Modified Notes and $10.7 million of the New Notes were issued to affiliated funds which exercised control or direction over more than 10% of our common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions.
CVR percent			5.468%
2018 notes interest rate			11.00%
2018 note conversion rate per $1,000			333,333,300
2018 note conversion rate per share			$ 3
Outstanding 2022 notes			$ 1.0
2022 old notes interest rate			$ 5.5
Old notes conversion price per share			$ 7.54
Carrying value of 2018 convertible notes			$ 39.8
Carrying value of old convertible notes			1.0
Interest notes			$ 3.7
Effective interest rate			27.00%
Equity portion of notes			$ 18.2
loss on fourth quarter 2015 restructuring	$ 0.5
Face value convertible notes			58.1
Face value interest notes			$ 3.7